Organization and Principal Activities - Reorganization (Details) $ / shares in Units, ¥ in Millions, $ in Millions		1 Months Ended					12 Months Ended					37 Months Ended
	Dec. 26, 2017 $ / shares shares	Jun. 30, 2021 shares	Jun. 30, 2018 shares	Jan. 31, 2018 CNY (¥) shares	Jan. 31, 2018 USD ($) $ / shares shares	Nov. 30, 2013 $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2020 shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 30, 2021 shares
Class Of Stock [Line Items]
Number of new shares issued (in shares) | shares						125,000,000
Par value of shares | $ / shares						$ 0.0001
Proceeds from initial public offering, net of issuance costs				¥ 95.1						¥ 651.0	$ 100.0
Class A Ordinary Shares
Class Of Stock [Line Items]
Number of new shares issued (in shares) | shares		15,000,000	27,000,000				42,000,000	42,000,000	27,000,000			42,000,000
Par value of shares | $ / shares	$ 0.0001
IPO | ADS
Class Of Stock [Line Items]
Number of new shares issued (in shares) | shares	12,000,000			1,800,000	1,800,000
Price per share | $ / shares	$ 9.00
Proceeds from initial public offering, net of issuance costs				¥ 95.1	$ 14.7
Total gross capital raise				105.2	16.2
Net capital raise				¥ 10.1	$ 1.5
IPO | Class A Ordinary Shares
Class Of Stock [Line Items]
Number of new shares issued (in shares) | shares	24,000,000			3,600,000	3,600,000
Par value of shares | $ / shares					$ 0.0001